Share-based Payments - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	17,793,881	13,414,118	10,916,086	8,472,827
Wtd Average Exercise Price (in GBP per share)	£ 2.31	£ 2.58	£ 1.81	£ 1.16
Weighted average remaining contractual life of outstanding share options (in years)	8 years 10 days	8 years 3 months 14 days	8 years 4 months 17 days	8 years 6 months 18 days
0.01
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 0.01
Number of share options (in shares) | shares	439,490
Wtd Average Exercise Price (in GBP per share)	£ 0
Weighted average remaining contractual life of outstanding share options (in years)	6 years 9 months 3 days
1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	6,276,391
Wtd Average Exercise Price (in GBP per share)	£ 1.58
Weighted average remaining contractual life of outstanding share options (in years)	7 years
2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	5,375,750
Wtd Average Exercise Price (in GBP per share)	£ 2.26
Weighted average remaining contractual life of outstanding share options (in years)	8 years 11 months 1 day
3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	5,702,250
Wtd Average Exercise Price (in GBP per share)	£ 3.34
Weighted average remaining contractual life of outstanding share options (in years)	8 years 4 months 24 days
Bottom of range | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 1.00
Bottom of range | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	2.00
Bottom of range | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	3.00
Top of range | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	2.00
Top of range | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	3.00
Top of range | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 4.00